Share based compensation - Expense Summary (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 29, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation expense	$ 0.5	$ 0.0	$ 9.0	$ 8.0	$ 5.0
Charge for schemes cancelled on emergence from Chapter 11			$ 6.0